VIA EDGAR

                                   February 3, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam California Tax Exempt Income Fund (Reg. No. 2-81011) (811-3630) Post-Effective Amendment No. 20; and Putnam California Tax Exempt Money Market Fund (Reg. No. 33-17211) (811-5333) Post-Effective Amendment No. 13 to Registration Statement on Form N-1A;

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 20 and Post-Effective Amendment No. 13 to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 1998.

     Comments or questions concerning this certificate may be directed to Robert J. Toner at 1-800-225-2465, ext. 17634.

                         Very truly yours,

                         Putnam Diversified Income Trust

                              /s/ Gordon H. Silver
                         By:  --------------------
                              Gordon H. Silver
                              Vice President
cc:  Brian D. McCabe, Esq.